Segment Information (FY) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) segment	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Abstract]
Number of reportable segments	2		2
Revenues:
Subscription, transaction and services	$ 33,119	$ 24,524	$ 108,569	$ 96,460	$ 79,571
Reimbursable costs	8,817	9,621	37,116	40,008	40,944
Total revenues	41,936	34,145	145,685	136,468	120,515
Cost of Revenues:
Cost of subscription, transaction and services	9,253	7,890	32,531	32,015	26,567
Cost of reimbursable costs	8,817	9,621	37,116	40,008	40,944
Total cost of revenues, excluding depreciation and amortization	18,070	17,511	69,647	72,023	67,511
Gross Profit [Abstract]
Segment gross profit - subscription, transaction and services	23,866	16,634	76,038	64,445	53,004
Segment gross profit - reimbursable costs	0	0	0	0	0
Total segment gross profit, excluding depreciation and amortization	$ 23,866	$ 16,634	$ 76,038	$ 64,445	$ 53,004
Total segment gross margin, excluding depreciation and amortization	56.90%	48.70%	52.20%	47.20%	44.00%
Segment gross margin - subscription, transaction and services	72.10%	67.80%	70.00%	66.80%	67.00%
Unallocated amounts:
Sales and marketing	$ 8,936	$ 6,422	$ 23,420	$ 22,098	$ 21,677
Research and development	10,993	9,384	36,468	34,285	23,606
General and administrative	12,450	5,248	22,188	23,297	18,743
Depreciation and amortization	1,360	1,411	5,624	5,881	6,040
Interest income	(103)	(16)	(18)	(1)	(136)
Interest expense	2,942	1,183	4,661	1,507	814
Other (income)/expense, net	9,990	19	518	21	422
Loss before income taxes	(22,702)	(7,017)	(16,823)	(22,643)	(18,162)
Subscription and Transaction [Member]
Revenues:
Subscription, transaction and services			99,609	89,476	74,725
Services and Other [Member]
Revenues:
Subscription, transaction and services	2,936	1,399	8,960	6,984	4,846
Operating Segments [Member] | Print [Member]
Revenues:
Subscription, transaction and services	4,498	4,786	18,445	20,612	21,120
Reimbursable costs	8,817	9,621	37,116	40,008	40,944
Total revenues	13,315	14,407	55,561	60,620	62,064
Cost of Revenues:
Cost of subscription, transaction and services	1,926	2,211	8,492	9,642	10,517
Cost of reimbursable costs	8,817	9,621	37,116	40,008	40,944
Total cost of revenues, excluding depreciation and amortization	10,743	11,832	45,608	49,650	51,461
Gross Profit [Abstract]
Segment gross profit - subscription, transaction and services	2,572	2,575	9,953	10,970	10,603
Segment gross profit - reimbursable costs	0	0	0	0	0
Total segment gross profit, excluding depreciation and amortization	$ 2,572	$ 2,575	$ 9,953	$ 10,970	$ 10,603
Total segment gross margin, excluding depreciation and amortization	19.30%	17.90%	17.90%	18.10%	17.10%
Segment gross margin - subscription, transaction and services	57.20%	53.80%	54.00%	53.20%	50.20%
Operating Segments [Member] | Print [Member] | Subscription and Transaction [Member]
Revenues:
Subscription, transaction and services			$ 18,445	$ 20,612	$ 21,120
Operating Segments [Member] | Print [Member] | Services and Other [Member]
Revenues:
Subscription, transaction and services	$ 0	$ 0	0	0	0
Operating Segments [Member] | Software and Payments [Member]
Revenues:
Subscription, transaction and services	25,685	18,339	81,164	68,864	53,605
Reimbursable costs	0	0	0	0	0
Total revenues	25,685	18,339	81,164	68,864	53,605
Cost of Revenues:
Cost of subscription, transaction and services	3,711	3,114	12,571	11,900	8,271
Cost of reimbursable costs	0	0	0	0	0
Total cost of revenues, excluding depreciation and amortization	3,711	3,114	12,571	11,900	8,271
Gross Profit [Abstract]
Segment gross profit - subscription, transaction and services	21,974	15,225	68,593	56,964	45,334
Segment gross profit - reimbursable costs	0	0	0	0	0
Total segment gross profit, excluding depreciation and amortization	$ 21,974	$ 15,225	$ 68,593	$ 56,964	$ 45,334
Total segment gross margin, excluding depreciation and amortization	85.60%	83.00%	84.50%	82.70%	84.60%
Segment gross margin - subscription, transaction and services	85.60%	83.00%	84.50%	82.70%	84.60%
Operating Segments [Member] | Software and Payments [Member] | Subscription and Transaction [Member]
Revenues:
Subscription, transaction and services			$ 81,164	$ 68,864	$ 53,605
Operating Segments [Member] | Software and Payments [Member] | Services and Other [Member]
Revenues:
Subscription, transaction and services	$ 0	$ 0	0	0	0
All Other [Member]
Revenues:
Subscription, transaction and services	2,936	1,399	8,960	6,984	4,846
Reimbursable costs	0	0	0	0	0
Total revenues	2,936	1,399	8,960	6,984	4,846
Cost of Revenues:
Cost of subscription, transaction and services	3,616	2,565	11,468	10,473	7,779
Cost of reimbursable costs	0	0	0	0	0
Total cost of revenues, excluding depreciation and amortization	3,616	2,565	11,468	10,473	7,779
Gross Profit [Abstract]
Segment gross profit - subscription, transaction and services	(680)	(1,166)	(2,508)	(3,489)	(2,933)
Segment gross profit - reimbursable costs	0	0	0	0	0
Total segment gross profit, excluding depreciation and amortization	$ (680)	$ (1,166)	$ (2,508)	$ (3,489)	$ (2,933)
Total segment gross margin, excluding depreciation and amortization	(23.20%)	(83.30%)	(28.00%)	(50.00%)	(60.50%)
Segment gross margin - subscription, transaction and services	(23.20%)	(83.30%)	(28.00%)	(50.00%)	(60.50%)
All Other [Member] | Subscription and Transaction [Member]
Revenues:
Subscription, transaction and services			$ 0	$ 0	$ 0
All Other [Member] | Services and Other [Member]
Revenues:
Subscription, transaction and services			$ 8,960	$ 6,984	$ 4,846